Property, plant and equipment - Depreciation ranges (Details)	12 Months Ended
Jun. 30, 2018
Minimum | Buildings and improvements
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	1.00%
Minimum | Retail convenience centres
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	3.00%
Minimum | Plant
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	2.00%
Minimum | Equipment
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	3.00%
Minimum | Vehicles
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	5.00%
Maximum | Buildings and improvements
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	17.00%
Maximum | Retail convenience centres
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	5.00%
Maximum | Plant
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	50.00%
Maximum | Equipment
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	67.00%
Maximum | Vehicles
Property, plant and equipment
Depreciation Rate, Property Plant And Equipment	33.00%